Ballast Small/Mid Cap ETF
Schedule of Investments
June 30, 2026 (Unaudited)
COMMON STOCKS — 98.53% Shares Fair Value
Communications — 4.18%
ATN International, Inc. 95,225 $ 2,522,510
Criteo S.A. - ADR
(a)
178,570 3,264,260
TripAdvisor, Inc.
(a)
124,573 1,707,896
7,494,666
Consumer Discretionary — 10.61%
Barnes & Noble Education, Inc. 209,811 2,635,226
Cavco Industries, Inc.
(a)
8,657 5,318,687
Climb Global Solutions, Inc. 240,990 5,593,378
Patrick Industries, Inc. 34,211 3,071,464
Phinia, Inc. 28,968 2,386,094
19,004,849
Consumer Staples — 3.28%
Ingles Markets, Inc., Class A 21,864 1,936,713
Turning Point Brands, Inc. 46,348 3,930,774
5,867,487
Energy — 6.65%
Epsilon Energy Ltd. 564,052 3,051,521
Kosmos Energy Ltd.
(a)
1,403,350 2,961,069
Solaris Energy Infrastructure, Inc., Class A 53,573 4,310,484
Unit Corp. 50,722 1,587,091
11,910,165
Financials — 13.89%
Bank OZK 45,089 2,348,686
Capital Bancorp, Inc. 139,966 4,915,606
Federal Agricultural Mortgage Corp., Class C 25,853 5,151,728
Merchants Bancorp 92,817 4,640,850
MGIC Investment Corp. 102,962 2,903,528
Paysign, Inc.
(a)
325,376 2,664,829
Third Coast Bancshares, Inc.
(a)
55,750 2,252,300
24,877,527
Health Care — 5.95%
Bausch + Lomb Corp.
(a)
147,837 2,448,181
Bruker Corp. 59,891 3,604,241
Collegium Pharmaceutical, Inc.
(a)
78,452 2,839,962
QuidelOrtho Corp.
(a)
101,008 1,769,155
10,661,539
Industrials — 18.83%
AZZ, Inc. 38,414 5,956,092
Bel Fuse, Inc., Class B 16,464 5,483,170
Brink's Co. (The) 35,760 3,378,962
Capstone Green Energy Holdings, Inc.
(a)
103,834 955,273
Donaldson Company, Inc. 24,385 2,189,041
Hillman Solutions Corp.
(a)
412,459 3,481,154
Landstar System, Inc. 23,327 4,824,257
Mueller Industries, Inc. 25,909 3,184,993
Terex Corp. 58,883 4,262,541
33,715,483

Ballast Small/Mid Cap ETF
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 98.53% - continued Shares Fair Value
Materials — 16.90%
AdvanSix, Inc. 75,848 $ 1,507,858
Cabot Corp. 36,569 3,321,197
Core Natural Resources, Inc. 34,477 2,758,850
Eagle Materials, Inc. 14,290 3,215,250
Ecovyst, Inc.
(a)
388,563 4,837,609
Ferroglobe plc 436,167 1,387,011
Natural Resource Partners, L.P. 74,806 7,256,182
Royal Gold, Inc. 11,320 2,259,585
TimkenSteel Corp.
(a)
199,576 3,730,075
30,273,617
Real Estate — 3.96%
EPR Properties 51,135 2,966,341
GEO Group, Inc. (The)
(a)
139,531 4,123,141
7,089,482
Technology — 14.28%
Cass Information Systems, Inc. 53,894 2,765,839
CompoSecure, Inc. 260,023 4,121,364
Consensus Cloud Solutions, Inc.
(a)
114,824 4,380,536
Extreme Networks, Inc.
(a)
94,505 3,059,127
Genpact Ltd. 83,003 2,282,583
IPG Photonics Corp.
(a)
17,236 2,022,128
Knowles Corp.
(a)
47,898 1,986,809
RCM Technologies, Inc.
(a)
96,195 2,715,585
SPS Commerce, Inc.
(a)
39,149 2,238,148
25,572,119
Total Common Stocks (Cost $135,305,220) 176,466,934
Total Investments — 98.53% (Cost $135,305,220) 176,466,934
Other Assets in Excess of Liabilities — 1.47% 2,637,478
NET ASSETS — 100.00% $ 179,104,412
(a) Non-income producing security.
ADR - American Depositary Receipt